Inventories	12 Months Ended
Mar. 31, 2018
Inventory Disclosure [Abstract]
Inventories

NOTE 6: — INVENTORIES

	March 31,
	2018	2017
Finished goods	$57,038	$56,652
Raw and packaging materials	56,199	53,436
Work in progress	26,856	27,200
Other	4,502	3,757
	$144,595	$141,045

As of March 31, 2018 and 2017, reserves recorded against inventories for slow-moving, short-dated, excess and obsolete inventory totaled $24,915 and $24,482, respectively.

As of March 31, 2018 and 2017, there were no pledges of inventory.